Investment Strategy	Apr. 30, 2025
(Allspring Multi-Asset Funds) | (Allspring Real Return Fund)
Prospectus [Line Items]
Strategy Narrative [Text Block]
We may invest up to 20% of the Fund’s total assets in below investment-grade debt securities, often called “high yield securities” or “junk bonds”.